PURCHASE COMMITMENTS (Details) - ARS ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
PURCHASE COMMITMENTS
Purchase commitments	$ 1,564,068	$ 1,304,401
Fixed and intangible assets commitments	$ 389,817	$ 249,488